BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
Schedule of Investments (Unaudited)
September 30, 2024
	Shares	Value
COMMON STOCKS – 99.0%
AUSTRALIA – 5.8%
Diversified – 4.7%
GPT Group	943,138	$3,233,842
Stockland	1,449,992	5,229,887
Total Diversified		8,463,729
Industrial – 1.1%
Goodman Group	80,164	2,044,899
Total AUSTRALIA		10,508,628
CANADA – 0.5%
Residential – 0.5%
Boardwalk Real Estate Investment Trust	14,324	907,238
Total CANADA		907,238
GERMANY – 4.4%
Residential – 4.4%
Vonovia SE	219,302	8,005,979
Total GERMANY		8,005,979
HONG KONG – 4.0%
Diversified – 0.5%
CK Asset Holdings Ltd.	212,110	923,439
Office – 0.8%
Hongkong Land Holdings Ltd.	372,517	1,368,771
Retail – 2.7%
Link REIT	998,408	4,977,324
Total HONG KONG		7,269,534
JAPAN – 7.1%
Diversified – 0.2%
Star Asia Investment Corp.	1,170	434,112
Industrial – 1.7%
GLP J-Reit	1,128	1,042,522
LaSalle Logiport REIT	852	851,308
Mitsubishi Estate Logistics REIT Investment Corp.	466	1,198,847
Total Industrial		3,092,677
Office – 3.4%
KDX Realty Investment Corp.	1,695	1,785,978
Mitsui Fudosan Company Ltd.	477,914	4,503,314
Total Office		6,289,292
Residential – 1.8%
Comforia Residential REIT, Inc.	1,426	3,222,012
Total JAPAN		13,038,093
NETHERLANDS – 3.3%
Industrial – 2.1%
CTP NV(a)	207,768	3,792,289
Retail – 1.2%
Eurocommercial Properties NV	80,338	2,225,382
Total NETHERLANDS		6,017,671
SINGAPORE – 4.1%
Data Centers – 1.8%
Keppel DC REIT	1,937,660	3,265,119
Diversified – 2.3%
CapitaLand Integrated Commercial Trust	1,319,591	2,168,989
CapitaLand Investment Ltd.	834,562	2,017,781
Total Diversified		4,186,770
Total SINGAPORE		7,451,889
SWEDEN – 1.0%
Residential – 1.0%
Fastighets AB Balder(b)	211,013	1,855,707
Total SWEDEN		1,855,707
UNITED KINGDOM – 5.9%
Diversified – 1.4%
British Land Co. PLC	450,060	2,622,394
Retail – 1.3%
Shaftesbury Capital PLC	1,223,947	2,414,390
Self Storage – 3.2%
Big Yellow Group PLC	206,769	3,511,486
Safestore Holdings PLC	191,697	2,309,063
Total Self Storage		5,820,549
Total UNITED KINGDOM		10,857,333
UNITED STATES – 62.9%
Data Centers – 9.6%
Digital Realty Trust, Inc.	24,522	3,968,395
Equinix, Inc.	15,176	13,470,673
Total Data Centers		17,439,068
Health Care – 11.2%
American Healthcare REIT, Inc.	89,386	2,332,975
CareTrust REIT, Inc.	99,623	3,074,366
Healthpeak Properties, Inc.	279,327	6,388,208
Ventas, Inc.	65,077	4,173,388
Welltower, Inc.	34,684	4,440,592
Total Health Care		20,409,529
Industrial – 8.8%
Prologis, Inc.	105,990	13,384,417
Rexford Industrial Realty, Inc.	52,912	2,662,003
Total Industrial		16,046,420
Net Lease – 8.8%
Agree Realty Corp.	70,943	5,344,136
Broadstone Net Lease, Inc.	198,579	3,763,072
Essential Properties Realty Trust, Inc.	140,877	4,810,949
Realty Income Corp.	34,390	2,181,014
Total Net Lease		16,099,171
Office – 3.5%
Brandywine Realty Trust	85,344	464,271
BXP, Inc.	26,581	2,138,707
Cousins Properties, Inc.	46,270	1,364,040
Paramount Group, Inc.	183,907	904,823
Piedmont Office Realty Trust, Inc.	141,071	1,424,817
Total Office		6,296,658
Residential – 7.9%
American Homes 4 Rent	86,771	3,331,139
Equity LifeStyle Properties, Inc.	33,301	2,375,693
Mid-America Apartment Communities, Inc.	8,495	1,349,856
UDR, Inc.	121,665	5,516,291
UMH Properties, Inc.	45,021	885,563
Veris Residential, Inc.	52,885	944,526
Total Residential		14,403,068
Retail – 9.6%
Brixmor Property Group, Inc.	268,206	7,472,219
Macerich Co.	102,973	1,878,228
Regency Centers Corp.	67,608	4,883,326
Simon Property Group, Inc.	18,865	3,188,562
Total Retail		17,422,335
Self Storage – 3.5%
Extra Space Storage, Inc.	35,363	6,372,059
Total UNITED STATES		114,488,308
TOTAL COMMON STOCKS (Cost $144,978,910)		180,400,380
MONEY MARKET FUND – 0.5%
UNITED STATES – 0.5%
First American Treasury Obligations Fund - Class X, 4.79%(c)	834,638	834,638
TOTAL MONEY MARKET FUND (Cost $834,638)		834,638
Total Investments – 99.5% (Cost $145,813,548)		181,235,018
Other Assets in Excess of Liabilities – 0.5%		835,523
TOTAL NET ASSETS – 100.0%		$182,070,541

The following notes should be read in conjunction with the accompanying Schedule of Investments.

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.  As of September 30, 2024, the total value of all such securities was $3,792,289 or 2.1% of net assets.

(b)	Non-income producing security.
(c)	The rate shown represents the seven-day yield as of September 30, 2024.

Abbreviations:
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Board of Trustees (the “Board”) has adopted procedures for the valuation of each Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

The Board has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determination relating to any or all Fund investments. The Board oversees the Adviser in its role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

Brookfield Global Listed Real Estate Fund
The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of September 30, 2024:
	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$–	$10,508,628	$–	$10,508,628
Canada	907,238	–	–	907,238
Germany	–	8,005,979	–	8,005,979
Hong Kong	–	7,269,534	–	7,269,534
Japan	–	13,038,093	–	13,038,093
Netherlands	–	6,017,671	–	6,017,671
Singapore	–	7,451,889	–	7,451,889
Sweden	–	1,855,707	–	1,855,707
United Kingdom	–	10,857,333	–	10,857,333
United States	114,488,308	–	–	114,488,308
Total Common Stocks	115,395,546	65,004,834	–	180,400,380
Money Market Fund:
United States	834,638	–	–	834,638
Total	$116,230,184	$65,004,834	$–	$181,235,018

For further information regarding security characteristics, see the Schedule of Investments.